Derivatives and Hedging - Interest Rate Swap (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Derivatives and Hedging
Amount reclassified from accumulated other comprehensive loss		$ 4
Subsequent Events
Derivatives and Hedging
Derivative fixed Interest rate			4.295%
Notional principal amount			$ 300
Interest Rate Swap
Derivatives and Hedging
Notional amount				$ 600
Derivative fixed Interest rate	3.6858%			2.0725%
Amount reclassified from accumulated other comprehensive loss		$ 4
Interest Rate Swap | Three-month LIBOR
Derivatives and Hedging
Derivative variable Interest rate				2.0725%
Cash realization on interest rate swap agreement termination	$ 23